Summary of Significant Accounting Policies (Details) - Schedule of fair value recurring basis using significant unobservable inputs ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Schedule of fair value recurring basis using significant unobservable inputs [Abstract]
Balance	¥ 107,299
Contingent consideration resulting from SPAC Transaction		266,828
Contingent consideration resulting from BeeLive acquisition		39,755
Fair value change	33,584	14,068
Exchange difference	(2,126)	(13,252)
Reclassification to shares to be issued	(128,119)	(200,100)
Balance	10,638	107,299
Less: Contingent consideration – earn-out liability – non-current portion		15,116
Contingent consideration – earn-out liability –current portion	¥ 10,638	¥ 92,183	$ 1,669